Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Investments in Debt Instruments at Fair Value Through Other Comprehensive Income (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Financial assets at fair value through other comprehensive income [line items]
Investments in debt instruments at FVTOCI	$ 1,014,872	$ 33,931	$ 1,016,924
Unsecured subordinate corporate bonds [member]
Financial assets at fair value through other comprehensive income [line items]
Investments in debt instruments at FVTOCI	$ 1,014,872	$ 33,931	$ 1,016,924